Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Segment shares	Dec. 31, 2025 EUR (€) $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2022 EUR (€)
Summary of Significant Accounting Policies [Line Items]
Net loss	€ (378,045,000)		€ (5,049,000)	€ (4,911,000)
Net cash used in operation	(10,700,000)		(3,018,000)	(2,895,000)
Shareholders’ equity	141,967,000	€ 141,967,000	3,819,000	2,945,000		€ (131,000)
Working capital from continuing operations	41,160,000
Cash and cash equivalents	16,199,000	16,199,000	1,522,000	2,177,000		€ 347,000
Working capital	41,160,000	41,160,000
Cash equivalents	16,199,000	16,199,000	1,522,000
Deposit liabilities	€ 16,099,000	16,099,000	1,422,000
Loans receivable			311,000
DLOM of locked SOL tranche, percentage	29.29%
Prepayment of digital assets	€ 28,680,000	28,680,000
Accounts receivable	4,117,000	4,117,000	352,000
Receivables for private company shares	€ 7,641,000	€ 7,641,000
Par value per share (in Dollars per share) | $ / shares					$ 48.82
Percentage of depreciation adjustment	10.00%
Valuation Per Share Value (in Dollars per share) | $ / shares		€ 43.94
Valuation of fair value (in Shares) | shares	204,184
Carrying value	€ 7,641,000	€ 7,641,000			$ 8,489,000
Impairment charge	882,000
Foreign currency translation adjustment	34,000	34,000
Derivative liability	€ 230,000	€ 230,000
Digital Asset Concentration and Custody Risk

Digital Asset Concentration and Custody Risk

In addition, the Company may be exposed to risks associated with the custody, safeguarding and control of digital assets, including risks of loss, theft, cyberattack, private key compromise, unauthorized access, fraud, technological failure or the failure of third-party custodians or service providers. The Company’s ability to access, transfer or recover digital assets may depend on the continued effectiveness of its internal controls, wallet management procedures and third-party custody arrangements. Any loss of access to private keys, failure of custody arrangements or breach of security could result in the loss of digital assets and could have a material adverse effect on the Company’s financial position and results of operations. A significant portion of the Company’s assets is concentrated in SOL, a digital asset subject to significant price volatility.

Certain digital assets may be determined by regulatory authorities to constitute securities or other regulated financial instruments. If any digital assets held or transacted by the Company are determined to be securities, the Company may become subject to additional regulatory requirements, restrictions, reporting obligations or enforcement risk. Depending on the nature and extent of the Company’s digital asset activities, such developments could also affect the Company’s status under applicable securities laws, including whether it may be required to register as an investment company or qualify for an exemption from such registration.

Depreciation expenses	€ 5,000		€ 85,000	€ 23,000
Reporting segment (in Segment) | Segment	2
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and other receivables, percentage	10.00%	10.00%	10.00%		10.00%
Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and other receivables, percentage	10.00%	10.00%			10.00%
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Contingent liability	€ 106,000	€ 106,000	€ 120,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of DLOMs range	7.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of DLOMs range	43.70%
Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Motor Vehicles [Member}
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member}
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Other Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Property and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of property and equipment	€ 35,000
Sport For Life [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable	94,000	94,000	311,000
Loans due			279,000
Private Company Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value	8,489,000
Impairment on receivable for private company	848,000
Receivables for private company shares	7,641,000	7,641,000
US Federal Depositary Insurance [Member] | Local Government [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit | $					$ 250,000
Italy [Member] | Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Uninsured portion of cash balances	100,000,000	100,000,000
Operating activities [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operation	9,999,000
US Commercial Bank Axos Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit	4,805	4,805
Wise Europe SA [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits in bank	€ 9,899,000	€ 9,899,000	€ 1,454,000